Stock Option and Incentive Plan - Summary of Option Activity (Parenthetical) (Detail)	12 Months Ended
Sep. 30, 2021
Disclosure of Stock Option and Incentive Plan [Abstract]
Weighted average remaining contractual life of outstanding options	5 years 10 months 6 days
Weighted average remaining contractual life of exercisable options	5 years 3 months 21 days